Defined Contribution Plan	6 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan

Note 7 – Defined Contribution Plan

The Company provides a 401(k) employee stock ownership plan (KSOP), which covers substantially all of the Company’s employees who are eligible, as to age and length of service. A participant may elect to make contributions up to $19 thousand and $18.5 thousand of the participant’s annual compensation in 2019 and 2018, respectively. The Company makes contributions up to 3% of each participant’s annual compensation and the Company matches 50% of the next 2% contributed by the employee. Contributions to the plan by Company were approximately $208 thousand and $175 thousand for the six months ended June 30, 2019 and 2018, respectively. Outstanding shares of the Company’s common stock allocated to participants at June 30, 2019 and December 31, 2018 totaled 79,332 and 68,889 shares respectively, and there were no unallocated shares. These shares are treated as outstanding for purposes of calculating earnings per share and dividends on these shares are included in the Consolidated Statements of Stockholders’ Equity.

The Company’s KSOP includes a put option for shares of the Company’s common stock distributed from the KSOP. Shares are distributed from the KSOP primarily to separate vested participants and certain eligible participants who elect to diversify their account balances. Since the Company’s common stock is not currently traded on an established securities market, if the owners of distributed shares desire to sell their shares, the Company is required to purchase the shares at fair value during two put option periods following the distribution of the shares from the KSOP. The first put option period is within sixty days following the distribution of the shares from the KSOP. The second put option period begins on the first day of the fifth month of the plan year for a sixty day period. The fair value of distributed shares subject to the put option totaled $0 as of June 30, 2019 and December 31, 2018. The cost of the KSOP shares totaled $1.60 million and $1.34 million as of June 30, 2019 and December 31, 2018, respectively. Due to the Company’s obligation under the put option, the distributed shares and KSOP shares are classified as temporary equity in the mezzanine section of the consolidated statements of financial condition and totaled $1.60 million and $1.34 million as of June 30, 2019 and December 31, 2018, respectively. The fair value of the KSOP shares totaled $2.04 million and $1.65 million as of June 30, 2019 and December 31, 2018, respectively.